FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 61,698	$ 59,010
Financial liabilities	284,508	286,537
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	25,887	28,324
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,157	1,343
Financial liabilities	0	13
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,157	1,337
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	9
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	4
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	21	25
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	475	455
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	661	857
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	6
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	9,531	8,070
Financial liabilities	2,037	5,119
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,144	5,550
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,037	5,119
Level 2 | Accounts payable and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,037
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,362	1,575
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,554	1,662
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	878	958
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,319	1,309
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	31	46
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,387	2,520
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	10,893	8,801
Financial liabilities	3,652	3,518
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	10,540	8,712
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,523	3,259
Level 3 | Accounts payable and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,523
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	129	259
Level 3 | Subsidiary equity obligations | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	129
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		777
Level 3 | Corporate bonds | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	740
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6,026	4,903
Level 3 | Fixed income securities and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	6,026
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,764	3,015
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	10	17
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 353	$ 89